Trade Receivables (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	$ 714	$ 701
1 - 30 days [Member]
Trade Receivables (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	353	501
31 - 60 days [Member]
Trade Receivables (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	119	99
61 - 90 days [Member]
Trade Receivables (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	63	53
> 91 days [Member]
Trade Receivables (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	230	85
Allowance for ECL [Member]
Trade Receivables (Details) - Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	$ (51)	$ (37)